Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurements
Carrying amounts and estimated fair values of financial instruments

	December 31, 2018		December 31, 2017
	Carrying	Fair	Carrying	Fair
(U.S. Dollars in thousands)	Amount	Value	Amount	Value
Financial assets:
Cash and cash equivalents	$41,712	$41,712	$46,104	$46,104
Current derivative assets:
Interest rate swap contracts	4,621	4,621	950	950
Foreign exchange forward contracts	—	—	629	629
Non-current derivative assets:
Interest rate swap contracts	11,667	11,667	9,850	9,850
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	—	—	961	961
Foreign exchange forward contracts	1,740	1,740	17	17
Non-current derivative liabilities:
Interest rate swap contracts	345	345	164	164
Long-term debt, current and non-current	1,087,347	1,087,347	1,033,330	1,032,484

Schedule of assets and liabilities measured at fair value on recurring basis

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2018	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$41,712	$41,712	$—	$—
Current derivative assets:
Interest rate swap contracts	4,621	—	4,621	—
Foreign exchange forward contracts	—	—	—	—
Non-current derivative assets:
Interest rate swap contracts	11,667	—	11,667	—
Foreign exchange forward contracts	—	—	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	—	—	—	—
Foreign exchange forward contracts	1,740	—	1,740	—
Non-current derivative liabilities:
Interest rate swap contracts	345	—	345	—
Foreign exchange forward contracts	—	—	—	—
Long-term debt, current and non-current	1,087,347	—	1,087,347	—

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2017	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$46,104	$46,104	$—	$—
Current derivative assets:
Interest rate swap contracts	950	—	950	—
Foreign exchange forward contracts	629	—	629	—
Non-current derivative assets:
Interest rate swap contracts	9,850	—	9,850	—
Foreign exchange forward contracts	—	—	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	961	—	961	—
Foreign exchange forward contracts	17	—	17	—
Non-current derivative liabilities:
Interest rate swap contracts	164	—	164	—
Foreign exchange forward contracts	—	—	—	—
Long-term debt, current and non-current	1,033,330	—	1,032,484	—